2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Patent Costs	$ 50,000	$ 75,000
Other assets	72,000	326,000
Net Operating loss carry forward		$ 68,400,000